March 17, 1998
                                                  1933 Act File No. 87762
                                                  1940 Act File No. 811-8918
                                   Form N-1A
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-1A

Registration Statement Under the Securities Act of 1933           [ ]
        Pre-Effective Amendment No.                               [ ]
        Post-Effective Amendment No.  8                           [x]
                   and/or
Registration Statement Under the Investment Company Act of 1940   [x]
        Amendment No. 10

                       (Check appropriate box or boxes.)

                           THE HIRTLE CALLAGHAN TRUST
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    575 E. Swedesford Road, Wayne PA  19087
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         (Address of Principal Executive Offices)           (Zip Code)

                                  610-254-9596
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             (Registrant's Telephone Number, including Area Code)

Laura Anne Corsell, Esq                 (With Copy To):
c/o Hirtle Callaghan & Co. Inc.         Audrey Talley, Esq.
575 Swedesford Road                     Drinker Biddle & Reath
Wayne, PA  19087                        1345 Chestnut Street
                                        Philadelphia, PA, 19107-2700
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  NA

It is proposed that this filing will become effective (check appropriate box)
        [ ]   Immediately upon filing pursuant to paragraph (b)
        [X]   on April 14, 1998 pursuant to paragraph (b)
        [ ]   60 days after filing pursuant to paragraph (a)(i)
        [ ]   on _______ pursuant to paragraph (a)(i) of rule 485
        [ ]   75 days after filing pursuant to paragraph (a)(ii) of Rule 485
        [ ]   on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
		[X]	  this post-effective amendment designates a new effective date
			  for a previously filed post-effective amendment.

                                CROSS REFERENCE SHEET
           (Required by Rule 481(a) under the Securities Act of 1933)

Part A -- Information required in a Prospectus      Prospectus Heading
          ------------------------------------      ------------------
Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis                                  Expense Information

Item 3.   Condensed Financial Information           Financial Highlights

Item 4.   General Description of Registrant         Cover Page;
                                                    Management of the
                                                    Trust;Investment Objectives
                                                    and Policies; Investment
                                                    Practices and Risk
                                                    Considerations; General

Item 5.   Management of the Fund                    Management of the
                                                    Trust

Item 5A.  Management Discussion and Analysis        [Annual Report]

Item 6.   Capital Stock and other Securities        General

Item 7.   Purchase of Securities Being Offered      Purchases and Redemptions

Item 8.   Redemption or Repurchase                  Purchases and Redemptions

Item 9.   Legal Proceedings                         Not Applicable


Part B -- Information required in a Statement       Statement of Additional
          of Additional                             Information Heading
                -------------------------------------------

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Cover Page

Item 12.  General Information and History           Cover Page; Management of
                                                    the Trust

Item 13.  Investment Objectives and Policies        Further Information on
                                                    Investment Policies;
                                                    Hedging through the use
                                                    of Options; Hedging
                                                    through the use of Futures
                                                    Contracts; Hedging
                                                    through the use of
                                                    Currency-related
                                                    Instruments; Investment
                                                    Restriction

Item 14.  Management of the Registrant              Management of the Trust

Item 15.  Control Persons and Principal             Management of the Trust;
          Holders of Securities                     Performance and Other
                                                    Information

Item 16.  Investment Advisory and Other               Management of the Trust
          Services

Item 17.  Brokerage Allocation                        Portfolio Transactions
                                                      and Valuation

Item 18.  Capital Stock and Other Securities          General (in Prospectus)

Item 19.  Purchase, Redemption and Pricing of         Additional Purchase and
          Securities Being Offered                    Redemption Information;
                                                      Portfolio Transactions
                                                      and Valuation

Item 20.  Tax Status                                  Dividends, Distributions
                                                      and Taxes
Item 21.  Underwriters                                Management of the Trust

Item 22.  Calculation of Performance Data             Not Applicable

Item 23.  Financial Statements                        Independent Accountants
                                                      and Financial Statements

Part C - Other Information
     Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

Registrant hereby incorporates by reference in this Post-effective Amendment Part A (Propsectus), Part B (Statement of Additional Information) and
Part C	(Other Information) as included in Post-Effective Amendment No 7, as filed with the Commission on January 2, 1998.

                               SIGNATURES



  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registartion Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Wayne, and the Commonwealth of Pennsylvania on March 17, 1998.

                                       THE HIRTLE CALLAGHAN TRUST

                                       BY: /s/
                                         ---------------------------
                                        Donald E. Callaghan
                                        Chief Executive Officer

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        /s/                	Treasurer and Vice-President   		March 17, 1998
  -------------------------    (Principal Financial Officer)
  Robert Zion


          /s/            	Trustee                    		 	March 17, 1998
  -------------------------
  Donald E. Callaghan

                         	Trustee*                  		   	March 17, 1998
  -------------------------
  Richard W. Wortham, III

      	 /s/                Trustee*                    		March 17, 1998
  -------------------------
  Ross H. Goodman

       	 /s/                Trustee*                  		    March 17, 1998
  -------------------------
  Jarrett Burt Kling

                           	Trustee*              		        March 17, 1998
  -------------------------
  David M. Spungen

        /s/                	Trustee                		        March 17, 1998
  -------------------------
  Jonathan J. Hirtle



  * signed by Donald E. Callaghan, pursuant to powers of attorney filed as Exhibits to Post-effective Amendment No 4, filed with the Commission on December 16, 1996 and incorporated by reference herein.




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